Fair Value Measurement Hierarchy - Summary of Fair Value Measurement Hierarchy Of The Financial Assets And Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Liability for Put Options with Non-controlling Interests
Financial Liabilities [Abstract]
Carrying value	₨ 5,935		₨ 5,409
Financial liabilities at fair value | Liability for Put Options with Non-controlling Interests
Financial Liabilities [Abstract]
Carrying value	5,935	$ 71	5,409
Fair value	5,935	71	5,409
Financial liabilities at fair value | Liability for Put Options with Non-controlling Interests | Level 2
Financial Liabilities [Abstract]
Carrying value	5,935	71	5,409
Fair value	5,935	71	5,409
Financial liabilities designated as a hedge instrument at fair value | Derivative instruments - hedge instruments | Level 2
Financial Liabilities [Abstract]
Carrying value	546	7	866
Fair value	546	7	866
Financial liabilities at fair value through profit or loss | Derivative instruments - public share warrants | Level 1
Financial Liabilities [Abstract]
Carrying value	558	7	915
Fair value	558	7	915
Financial liabilities at fair value through profit or loss | Derivative instruments - private share warrants | Level 2
Financial Liabilities [Abstract]
Carrying value	214	3	394
Fair value	214	3	394
Financial assets designated as a hedge instrument at fair value | Derivative instruments
Financial Assets [Abstract]
Carrying value	3,566	43	6,336
Fair value	3,566	43	6,336
Financial assets designated as a hedge instrument at fair value | Derivative instruments | Level 2
Financial Assets [Abstract]
Carrying value	3,566	43	6,336
Fair value	3,566	43	6,336
Financial assets at fair value through profit or loss | Investments | Level 2
Financial Assets [Abstract]
Carrying value	2,325	28	926
Fair value	₨ 2,325	$ 28	₨ 926